Property and Equipment	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Property and Equipment
9.	Property and Equipment

Changes in property and equipment account for the years ended December 31, 2017 and 2016 are as follows:

	Cable and wire facilities	Central office equipment	Cellular facilities	Buildings and improvements	Vehicles, aircraft, furniture and other network equipment	Communi cations satellite	Information origination and termination equipment	Land and land improvements	Property under construction	Total
	(in million pesos)
As at December 31, 2015
Cost	187,195	112,867	177,118	27,162	53,797	966	12,962	3,441	57,410	632,918
Accumulated depreciation, impairment and amortization	(138,958)	(93,336)	(129,040)	(17,667)	(45,628)	(966)	(11,278)	(263)	—	(437,136)
Net book value	48,237	19,531	48,078	9,495	8,169	—	1,684	3,178	57,410	195,782
Year Ended December 31, 2016
Net book value at beginning of the year	48,237	19,531	48,078	9,495	8,169	—	1,684	3,178	57,410	195,782
Additions	3,419	357	19,225	374	3,358	—	674	7	15,668	43,082
Disposals/Retirements	(11)	(8)	(97)	(85)	(251)	—	—	(15)	(69)	(536)
Reclassifications (Note 13)	(2)	285	(196)	33	(594)	—	—	4	(219)	(689)
Transfers and others	6,315	3,189	10,660	332	1,258	—	963	3	(22,720)	—
Translation differences charged directly to cumulative translation adjustments	4	1	—	—	1	—	—	—	—	6
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(2)	—	—	—	—	—	(2)
Depreciation and amortization	(9,932)	(4,687)	(13,278)	(1,225)	(4,268)	—	(1,063)	(2)	—	(34,455)
Net book value at end of the year	48,030	18,668	64,392	8,922	7,673	—	2,258	3,175	50,070	203,188

As at December 31, 2016
Cost	196,652	115,461	202,581	25,914	55,973	966	14,596	3,440	50,070	665,653
Accumulated depreciation, impairment and amortization	(148,622)	(96,793)	(138,189)	(16,992)	(48,300)	(966)	(12,338)	(265)	—	(462,465)
Net book value	48,030	18,668	64,392	8,922	7,673	—	2,258	3,175	50,070	203,188
Year Ended December 31, 2017
Net book value at beginning of the year	48,030	18,668	64,392	8,922	7,673	—	2,258	3,175	50,070	203,188
Additions (Note 4)	3,410	687	6,512	159	2,682	—	1,878	1	24,970	40,299
Disposals/Retirements	(8)	—	(123)	(38)	(316)	—	—	—	(134)	(619)
Reclassifications (Note 13)	5	3	—	3	(7)	—	—	14	(143)	(125)
Impairment losses recognized during the year (Note 5)	—	—	(389)	—	—	—	—	—	(3,524)	(3,913)
Transfers and others	7,612	3,945	8,031	1,285	1,959	—	1,343	3	(24,178)	—
Translation differences charged directly to cumulative translation adjustments	—	(1)	—	(1)	(4)	—	—	—	—	(6)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(2)	—	—	—	—	—	(2)
Depreciation and amortization	(11,594)	(5,340)	(28,242)	(1,274)	(4,106)	—	(1,357)	(2)		(51,915)
Net book value at end of the year	47,455	17,962	50,181	9,054	7,881	—	4,122	3,191	47,061	186,907
As at December 31, 2017
Cost	207,220	119,642	209,504	27,076	58,964	—	17,595	3,458	47,061	690,520
Accumulated depreciation, impairment and amortization	(159,765)	(101,680)	(159,323)	(18,022)	(51,083)	—	(13,473)	(267)	—	(503,613)
Net book value	47,455	17,962	50,181	9,054	7,881	—	4,122	3,191	47,061	186,907

Interest capitalized to property and equipment that qualified as borrowing costs amounted to Php816 million, Php566 million and Php370 million for the years ended December 31, 2017, 2016 and 2015, respectively.  See Note 5 – Income and Expenses – Financing Costs – net.  Our undepreciated interest capitalized to property and equipment that qualified as borrowing costs amounted to Php5,389 million and Php5,289 million as at December 31, 2017 and 2016, respectively.  The average interest capitalization rate used was approximately 5% for the year ended December 31, 2017 and 4% for each of the years ended December 31, 2016 and 2015.

Our net foreign exchange differences, which qualified as borrowing costs, amounted to Php106 million, Php111 million and Php144 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Our undepreciated capitalized net foreign exchange losses amounted to Php424 million and Php356 million as at December 31, 2017 and 2016, respectively.

The estimated useful lives of our property and equipment are estimated as follows:

Cable and wire facilities	10 – 15 years
Central office equipment	3 – 15 years
Cellular facilities	3 – 10 years
Buildings	25 years
Vehicles, aircraft, furniture and other network equipment	3 – 7 years
Information origination and termination equipment	3 – 5 years
Leasehold improvements	3 – 5 years
Land improvements	10 years

Property and equipment include the net carrying value of capitalized vehicles, aircraft, furniture and other network equipment under financing leases, which amounted to nil and Php71 thousand as at December 31, 2017 and 2016, respectively.  See Note 21 – Interest-bearing Financial Liabilities – Obligations under Finance Leases.

Impairment of Certain Wireless Network Equipment and Facilities

In December 2015, DMPI recognized an impairment loss of Php5,788 million pertaining to network assets affected by the convergence program of Smart and DMPI.  Network assets impaired in 2015 consist mainly of core and transport equipment in Metro Manila and Cebu, which were not included in the initial program as management’s original strategy was to minimize the risk of service disruption for Sun subscribers in critical and high traffic areas.  We decided to change the strategy for network convergence, that is, to fully integrate the networks of Smart and DMPI, as management believes that the converged network will be resilient enough to address any risk of service disruption in the critical and high traffic areas.  Moreover, the converged network will allow optimization of network resources that will result in improved customer experience for both Sun and Smart subscribers.

In December 2017, Smart and DMPI recognized an impairment loss of Php3,913 million pertaining to network improvement project involving spectrum refarm and long-term evolution rollout.  These assets include Radio Access Network, or RAN, equipment such as base transceiver sets, base station controllers, access radios, antennas, radio network controllers, power and related support facilities, among others, including software licenses and implementation services affecting the Quezon City and Marikina areas.

See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Impairment of non-financial assets.